Stockholders' Equity	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
Note 11 – STOCKHOLDERS’ EQUITY

Preferred Stock
The Company has 1,000,000 undesignated shares of Preferred Stock authorized, each having  a par value of $0.01, as of March 31, 2014 and had 10,000,000 undesignated shares of Preferred Stock authorized, each having a par value of $0.01, at June 30, 2013.  There were 5,000 shares of Series B Preferred Stock authorized, issued and outstanding as of March 31, 2014 and June 30, 2013 (the “Series B Preferred Shares”).  Under the terms of the Series B Preferred Stock Certificate of Designation, the holder(s) of the Series B Preferred Shares have the right, until June 30, 2018, to (A) elect the majority of the Company’s Board of Directors and (B) vote on all other matters to come before the holders of common stock (the “Common Stock ” ) with each vote per share of Series B Preferred Stock equal to 1,000 shares of Common Stock.

After June 30, 2018, the Series B Preferred Shares shall have no voting rights and shall be redeemable by the Company for the sum of one tenth of a cent ($0.001) per Series B Preferred Share. The Series B Preferred Shares will not have any conversion rights and shall not be entitled to receive any dividends, distributions, or other economic or financial interest in the Company, and in the event of a liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, the holders of Class B Preferred Shares will be entitled to receive out of the Company’s assets, whether such assets are capital or surplus, of any nature, the sum of one-tenth of a cent ($0.001) per Series B Preferred Share, after payment to the holders of the Common Stock and the holders of any other series or class of the Company’s equity securities ranking senior to the Common Stock.

Common Stock
The Company has 50,000,000 shares of Common Stock authorized, each having a par value of $0.001, as of March 31, 2014 and had 500,000,000 shares of Common Stock authorized, each having a par value of $0.10, as of June 30, 2013.  There were 7,671,632 shares issued and outstanding as of March 31, 2014 and 9,961,632 shares issued and outstanding as of June 30, 2013.  The Company has 509,000 and 338,368 shares to be issued as of March 31, 2014 and June 30, 2013, respectively.  The company has 2,290,000 shares of Treasury stock as of March 31, 2014.  The company had no Treasury stock as of June 30, 2013.  Each share of Common Stock is entitled to one (1) vote.

On October 3, 2013, the Company amended and restated the certificate of incorporation to decrease the number of authorized shares of Common Stock and Preferred Stock to 50,000,000 and 1,000,000 respectively.  The Company also reduced the par value of the Common Stock to $0.001 from $0.10.

On October 29, 2013, 150,000 shares which had previously been issued to contractors were returned to treasury because performance criteria relating to the issuance of these shares had not been met.

On February 11, 2014, 2,140,000 shares of the 2,240,000 shares which had previously been issued to Edward DeFeudis and Marco Garibaldi and deposited in escrow pursuant to the Share Exchange Agreement were cancelled and the remaining 100,000 shares were transferred to a note holder of Wiki  as per the terms of the Settlement Agreement as further detailed in Footnote 2.

Note 15 –STOCKHOLDERS’ EQUITY

Preferred Stock
The Company has 10,000,000 shares Preferred Stock authorized at a par value of $0.01 and there were no shares issued and outstanding as of June 30, 2012 and 5,000 shares of Class B, Preferred Stock issued and outstanding as of June 30, 2013.

Under the terms of the Class B Certificate of Designation, the holder(s) of the Series B have the right, until June 30, 2018, to (A) elect the majority of the Company’s Board of Directors and (B) vote on all other matters to come before the holders of common stock (the “Common Shareholders”) with each vote per Series B Preferred Share equal to 1,000 shares of common stock.

After June 30, 2018, the Series B Preferred Shares shall have no voting rights and shall be redeemable by the Company for the sum of one tenth of a cent ($0.001) per Series B Preferred Share. The Series B Preferred Shares will not have any conversion rights and shall not be entitled to receive any dividends, distributions, or other economic or financial interest in the Company, and in the event of a liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, the holders of Series B Preferred, the holders of Series B Preferred Shares will be entitled to receive out of the Company’s assets, whether such assets are capital or surplus, of any nature, the sum of one-tenth of a cent ($0.001) per Series B Preferred Share, after payment to the holders of the Common Stock and the holders of any other series or class of the Company’s equity securities ranking senior to the Common Stock.

Common Stock
The Company has 500,000,000 and 250,000,000 shares of Common Stock authorized at a par value of $0.10 as of June 30, 2013 and 2012, respectively.  There were 9,961,632 and 5,300,000 shares issued and outstanding as of June 30, 2013 and 2012, respectively.  The Company has 338,368 shares to be issued as of June 30, 2013, respectively.  Each Common Stock holder will have one (1) vote.

Each Common Stock holder will have one (1) vote.

Dividend Policy
The Company has not yet adopted a policy regarding the payment of dividends and no dividends have been declared.